Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	88 Months Ended	118 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000161620
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Equity Fund
Average Annual Return, Percent	8.85%	18.61%		5.95%
C000161621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Equity Fund
C000161622
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Equity Fund
C000146567
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Income Fund
Average Annual Return, Percent	(0.59%)	3.94%			4.61%
C000146568
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Income Fund
C000146569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Income Fund
C000200261
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Municipal Fund
Average Annual Return, Percent	(5.33%)	1.88%	2.82%
C000200262
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Municipal Fund
C000200263
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Counterpoint Tactical Municipal Fund
Without Sales Load [Member] | C000161620
Average Annual Return [Line Items]
Average Annual Return, Percent	15.52%	20.03%		6.59%
Without Sales Load [Member] | C000161621
Average Annual Return [Line Items]
Average Annual Return, Percent	14.62%	19.13%		5.78%
Without Sales Load [Member] | C000161622
Average Annual Return [Line Items]
Average Annual Return, Percent	15.82%	20.32%		6.85%
Without Sales Load [Member] | C000146567
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	4.90%			5.09%
Without Sales Load [Member] | C000146568
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%	4.10%			4.31%
Without Sales Load [Member] | C000146569
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%	5.12%			5.34%
Without Sales Load [Member] | C000200261
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.87%)	2.82%	3.46%
Without Sales Load [Member] | C000200262
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.66%)	2.04%	2.67%
Without Sales Load [Member] | C000200263
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.62%)	3.07%	3.71%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%		14.59%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%		14.59%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%	9.90%		8.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)			1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)			1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)			1.84%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%	2.28%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%	2.28%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%	2.28%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%	9.90%		8.50%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%	3.04%		2.11%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%	9.90%		8.50%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%	3.04%		2.11%
Bloomberg U.S. Treasury Bills: 1-3 Months
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%	3.04%		2.11%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%		14.59%